Income Tax	12 Months Ended
Dec. 31, 2021
Income Tax
Income Tax
14.	INCOME TAX

	Year ended December 31
Reconciliation of effective tax rate	2021	2020

Net loss	$(31,542)	$(63,872)
Total income tax (recovery) expense	–	–
Loss excluding income tax	(31,542)	(63,872)
Income tax recovery using the Company's domestic tax rate	(8,516)	(17,245)
Non-deductible expenses and other	764	1,393
Change in tax rates	–	–
Deferred income tax assets not recognized	7,752	15,852
	$–	$–

The Company's domestic tax rate for the year was 27% (2020 – 27%).

	December 31	December 31
Deferred income tax assets (liabilities)	2021	2020
Tax losses	$2,451	$2,421
Net deferred income tax assets	2,451	2,421
Resource property/investment in Pebble Partnership	(2,451)	(2,421)
Equipment	–	–
Net deferred income tax liability	$–	$–

The Group had the following temporary differences at December 31, 2021, in respect of which no deferred tax asset has been recognized:

		Resource
Expiry	Tax losses	pools	Other
Within one year	$–	$–	$–
One to five years	–	–	4,955
After five years	297,507	–	–
No expiry date	33,742	92,812	190
Total	$331,249	$92,812	$5,145

The Group has taxable temporary differences in relation to investments in foreign subsidiaries or branches of $8.6 million (2020 – $8.5 million) which has not been recognized because the Group controls the reversal of liabilities and it is expected it will not reverse in the foreseeable future.